BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Balances with Related Parties
Balance at December 31, 2017:

	Key officers	Certain shareholder

Receivables	$-	$337
Other payables	$468	$-

Balance at December 31, 2016:

	Key officers	Certain shareholder

Receivables	$-	$283
Other payables	$285	$-

Schedule of Benefits to Related Parties
	Year ended December 31,
	2017	2016	2015

Compensation to directors not employed by the Company or on its behalf	$329	$322	$371

Number of directors received the above compensation by the Company	6	9	8

Schedule of Benefits to Key Executive Personnel
	Year ended December 31,
	2017	2016	2015

Salary and related benefits	$1,673	$1,714	$1,849
Share-based compensation	959	1,467	2,254

	$2,632	$3,181	$4,103
Number of people that received salary and benefits	7	10	8

Schedule of Transactions with Related Party
For the year ended December 31, 2017

	Key officers	Certain shareholder

Revenues	$-	$(2,247)
Cost of revenues	141	(948)
Research and development expenses	1,061	-
Business development expenses	547	-
General and administrative expenses	883	-

	$2,632	$(3,195)

For the year ended December 31, 2016

	Key officers	Certain shareholders

Revenues	$-	$(5,058)
Cost of revenues	104	(782)
Research and development expenses	1,286	-
Business development expenses	710	-
General and administrative expenses	1,081	-

	$3,181	$(5,840)

For the year ended December 31, 2015

	Key officers	Certain shareholders

Revenues	$-	$(10,095)
Cost of revenues	544	(656)
Research and development expenses	1,194	-
Business development expenses	874	-
General and administrative expenses	1,491	-

	$4,103	$(10,751)